Stock-Based Compensation (Tables)	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Outstanding Stock Options and Restricted Stock

The following tables summarize the outstanding stock options and restricted stock under the 2015 Equity Plan at March 31, 2016:

	Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2015	373,760	13.96
Granted	10,000	15.15
Vested	2,000	15.15
Outstanding at March 31, 2016	383,760	13.99
Exercisable at March 31, 2016	76,752	13.99

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2015	158,724	13.96
Granted	7,000	15.15
Vested	1,050	15.15
Shares withheld for income tax purposes	(371)	15.15
Outstanding at March 31, 2016	165,353	13.99

The following table summarizes the outstanding stock options and restricted stock under the 2015 Equity Plan at December 31, 2015:

Stock Options

	Options Issued	Exercise Price	Expiration Date	Options Vested	Options Forfeited
Date of Issuance
October 29, 2015	372,760	$13.96	October 29, 2025	74,552	19,013

Restricted Stock

	Shares Issued	Fair Value Per Share	Shares Vested	Shares withheld for income tax purposes	Shares Forfeited
Date of Issuance
October 29, 2015	162,248	$13.96	32,460	6,403	3,524

Schedule of Compensation Expense and Unearned Compensation

Compensation Expense (in 000’s)
Stock Options	$227
Restricted Shares	453
Fair Value of Shares withheld for income tax purposes	(89)

Stock-based compensation expense	$591

Unearned Compensation (in 000’s)
Stock Options Issued	$907
Restricted Shares Issued	1,812

Total unearned compensation	$2,719